INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

NOTE 14 — INTANGIBLE ASSETS AND GOODWILL

14.1Intangible assets other than goodwill

Intangible assets other than goodwill as of the end of each reporting period are detailed as follows:

	12.31.2017			12.31.2016
	Gross	Cumulative	Net	Gross	Cumulative	Net
Detail	Amount	Amortization	Amount	Amount	Amortization	Amount
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	656,411,004	(116,387)	656,294,617	674,920,063	—	674,920,063
Software	27,595,084	(21,087,741)	6,507,343	24,954,998	(19,349,917)	5,605,081
Water rights	511,470	(40,552)	470,918	522,748	(51,830)	470,918

Total	684,517,558	(21,244,680)	663,272,878	700,397,809	(19,401,747)	680,996,062

(1)

Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts. These production and distribution rights, and in conjunction with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights are composed in the following manner and are not subject to amortization: except for the Monster rights that are amortized in the term of the agreement which is 4 years.

Distribution rights	12.31.2017	12.31.2016
	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	304,264,699	300,305,728
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and the investments in Sorocaba and Leão Alimentos e Bebidas Ltda.)	187,695,738	207,469,759
Paraguay	162,825,074	165,295,516
Argentina (North and South)	803,916	1,027,483
Monster distribution rights	705,190	821,577
Total	656,294,617	674,920,063

The movement and balances of identifiable intangible assets are detailed as follows:

	01-01-2017 to 12-31-2017				01-01-2016 to 12-31-2016
	Distribution				Distribution
Details	Rights	Water rights	Software	Total	Rights		Water rights	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$	ThCh$

Opening balance	674,920,063	470,918	5,605,081	680,996,062	658,625,624		476,643	6,564,388	665,666,655
Additions (1)	11,923,449 (1)	—	2,907,715	14,831,164	821,577	(2)	975	2,842,314	3,664,866
Amortization	(116.387)	—	(1,842,933)	(1,959,320)	—		(4,575)	(3,207,309)	(3,211,884)
Other increases (decreases) (3)	(30.432.508)	—	(162,520)	(30,595,028)	15,472,862		(2,125)	(594,312)	14,876,425

Total	656,294,617	470,918	6,507,343	663,272,878	674,920,063		470,918	5,605,081	680,996,062

(1)	Corresponds to distribution rights paid in Argentina, Paraguay and Chile resulting from the transaction in which The Coca-Cola Company acquired the “AdeS” business described in previous notes.
(2)	During the second quarter of 2016 Embotelladora Andina S.A. began distributing of Monster products
(3)	Mainly corresponds to the foreign currency effect of converting foreign subsidiaries’ distribution rights into the presentation currency.

14.2 Goodwill

Goodwill is considered as the excess acquisition cost over fair value of the group´s ownership interest in identifiable net assets of the acquired subsidiary at the acquisition date.

14.2.1 Measurement of recoverable goodwill value

Goodwill is annually reviewed but its recoverable value is checked during anticipated periods, if there are facts indicating a possible impairment. These signs may include new legal dispositions, changes in the economic environment affecting business operating performance indicators, movements in the competition, or the sale of a significant part of the cash-generating unit (CGU).

Management reviews business performance based on geographic segments.  Goodwill is monitored by operating segment that includes different cash generating units of the operations in Chile, Brazil, Argentina and Paraguay.  Impairment of distribution rights is geographically monitored at the CGU or group of cash generating units that correspond to specific territories for which Coca-Cola distribution rights have been acquired.  These cash generating units or groups of cash generating units are composed by:

•	Regions in Chile (excluding Metropolitan Region, province of Rancagua and province of San Antonio)
•	Argentina North
•	Argentina South
•	Brazil (state of Rio de Janeiro and Espirito Santo)
•	Brazil (Ipiranga territories)
•	Brazil: (investment in the associate Sorocaba)
•	Brazil: (investment in the associate Leão Alimentos S.A.)
•	Paraguay

In order to check if goodwill has suffered an impairment loss, the company compares its book value with its recoverable value, and an impairment loss is recognized for the excess of the book value amount of the asset over its recoverable amount. To determine the recoverable values of the CGU, management considers the discounted cash flow method as the most appropriate method.

14.2.2Main assumptions used in the annual test:

a.Discount rate

The real discount rate applied in the annual test carried out in December 2017 was estimated with the Capital Asset Pricing Model, which allows estimating a discount rate according to the risk level of the CGU in the country where it operates.  A nominal discount rate before taxes is used according to the following table:

	Discount Rate
	2017	2016
Argentina	17.1%	20.5%
Chile	7.2%	7.9%
Brazil	9.6%	11.9%
Paraguay	9.1%	10.7%

Management carries out the annual goodwill impairment test as of December 31 of each year for each CGU.

b.Other assumptions

Financial projections to determine the net value of future cash flows are modelled considering the main variables of the historical flows of the CGU, and approved budgets. In this sense, a conservative growth rate is used, which reach 3% for the soft drinks category and up to 7% for the less developed categories such as juices and water. Perpetuity growth rates between 2% and 2.5% depending on the level of per capita consumption of the products at each operation are set beyond the fifth year of projection. In this sense, the variables of greater sensitivity in these projections correspond to discount rates applied in order to determine the net present value of projected flows.

For the purpose of the impairment test, sensitivities were conducted in these critical variables according to the following:

•	EBITDA Margin: corresponds to an increase or decrease of up to 150 bps of the EBITDA margin of the operations.
•	Discount rate: corresponds to an increase or decrease of 150 bps in the discount rate of future cash flows

14.2.3Conclusions

As a result of the annual test for 2017, no impairments have been identified in any of the CGUs assuming conservative EBITDA margin projections and in line with the markets’ history.  As of December 31, 2017, there have been no signs of impairment.

Despite the deterioration of the macroeconomic conditions experienced by the economies of the countries where the cash generating units develop their operations, recovery values from the impairment test were higher than the book values of assets.

14.2.4Goodwill by business segment and country

Movement in Goodwill as of December 31, 2017 and December 31, 2016 is detailed as follows:

Operating segment	01.01.2017	Additions	Disposals or impairments	Foreign currency translation differences where functional currency is different from presentation currency	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	—	—	8,503,023
Brazilian operation	81,145,834	—	—	(7,636,754)	73,509,080
Argentine operation	5,972,515	—	—	(1,299,544)	4,672,971
Paraguayan operation	7,298,133	—	—	(384,990)	6,913,143

Total	102,919,505	—	—	(9,321,288)	93,598,217

Operating segment	01.01.2016	Additions	Disposals or impairments	Foreign currency translation differences where functional currency is different from presentation currency	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	—	—	8,503,023
Brazilian operation	71,960,960	—	—	9,184,874	81,145,834
Argentine operation	7,720,202	—	—	(1,747,687)	5,972,515
Paraguayan operation	7,651,751	—	—	(353,618)	7,298,133

Total	95,835,936	—	—	7,083,569	102,919,505

Operating segment	01.01.2015	Additions	Disposals or impairments	Foreign currency translation differences where functional currency is different from presentation currency	12.31.2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	—	—	8,503,023
Brazilian operation	90,122,057	—	—	(18,161,097)	71,960,960
Argentine operation	10,058,725	—	—	(2,338,523)	7,720,202
Paraguayan operation	8,240,394	—	—	(588,643)	7,651,751

Total	116,924,199	—	—	(21,088,263)	95,835,936